To be filed via EDGAR with the Securities and Exchange Commission on September 2, 2003

                                                              Reg. No. 811-08989
                                                              File No. 333-62893

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ----------------------

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. | |

                      Post-Effective Amendment No. 8 |X|

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 10

                            THE INDUSTRY LEADERS FUND

               (Exact Name of Registrant as Specified in Charter)

                           104 Summit Avenue - Box 80
                          Summit, New Jersey 07901-0080

               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: 1-866-459-2772

                            Laura Anne Corsell, Esq.
                             Corsell Law Group Ltd.
                          Rose Tree Corporate Center II
                                   Suite 6020
                           1400 North Providence Road
                            Media, Pennsylvania 19063

                     (Name and Address of Agent for Service)

                                    Copy to:
                               Gerald P. Sullivan
                            The Industry Leaders Fund
                           104 Summit Avenue - Box 80
                          Summit, New Jersey 07902-0800

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

     [ ]  Immediately upon filing pursuant to paragraph (b)
     [ ]  on [date] pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(i)
     [X]  on November 3, 2003 pursuant to paragraph (a)(1) of rule 485
     [ ]  75 days after filing pursuant to paragraph (a)(ii) of Rule 485
     [ ]  on ________ pursuant to paragraph (a)(2) of Rule 485
     [ ]  on ___________ pursuant to paragraph (a)(3) of Rule 485

                                 ----------------
                                 [LOGO]INDUSTRY
                                 ----------------
                                       LEADERS(R)
                                 ----------------
                                       FUND
                                 ----------------

                          THE INDUSTRY LEADERS(R) FUND

                           104 Summit Avenue - Box 80
                          Summit, New Jersey 07902-0080
                      Shareholder Services: (866) 280-1952
                    General Fund Information: (866) 459-2772

                             Website: www.ILFweb.com

                                OCTOBER 28, 2003

The Industry Leaders(R) Fund Serves Direct, Advised, and Institutional Investors

The Industry Leaders(R) Fund (the "Fund") is an open-end, diversified mutual fund seeking long-term capital appreciation through a proprietary method of investing in the common stock of companies having the highest common shareholders' equity in their respective industries and having a senior debt rating of "Single A or better" as rated by Standard and Poor's and Moody's Investor Service. The Fund is intended for investors who seek investment through a diversified portfolio comprised of companies with large capitalizations.

Claremont Investment Partners(R), L.L.C. provides investment advisory and administrative services to the Fund and pays all of the Fund's "other expenses."

This Prospectus contains important information about investing in the Industry Leaders(R) Fund. Please carefully read the Prospectus before you invest and keep it for future reference. Your investment in the Industry Leaders(R) Fund is affected by market fluctuations and there is no guarantee that the Fund will achieve its objectives.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

 For your convenience, a glossary of terms used in this Prospectus may be found on the inside back cover.

                                                                            Page
                                                                            ----
Overview of the Industry Leaders(R)Fund........................................1
Risk/Return Summary............................................................1
Objective of the Fund..........................................................1
Principal Investment Strategy of the Fund......................................1
Principal Risks of Investing in the Fund.......................................1
Who May Want to Invest in the Fund.............................................2
Performance, Expenses and Financial Highlights.................................3
Total Returns..................................................................3
Best and Worst Quarters........................................................3
Average Annual Total Returns...................................................4
Expenses of the Fund...........................................................5
Financial Highlights...........................................................6
Management of the Fund.........................................................9
Investment Adviser.............................................................9
Advisory Management Fees.......................................................9
Administrative Fees............................................................9
Portfolio Manager..............................................................9
Code of Ethics................................................................10
Purchase and Sale of Fund Shares..............................................10
How to Buy Shares.............................................................10
How to Redeem Your Shares.....................................................11
Special Services..............................................................13
Valuation.....................................................................14
Dividends and Distributions...................................................14
Taxes.........................................................................15
Shareholder Services Arrangements.............................................16
More Information about the Strategy Model.....................................16

                    OVERVIEW OF THE INDUSTRY LEADERS(R) FUND

                               RISK/RETURN SUMMARY

OBJECTIVE OF THE FUND
---------------------

The Fund seeks to obtain long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY OF THE FUND
-----------------------------------------

The Fund's approach is to invest substantially all of its assets in companies with the highest common shareholders equity ("CSE") in their respective industries and a senior debt rating of "Single A or better" as rated by Standard and Poor's and Moody's Investor Service.

     o CSE refers to a company's assets minus its liabilities, preferred stock and minority interests.
     o The Fund utilizes the Adviser's patent-pending proprietary investment process, the Industry Leaders(R) Strategy Model (the "Strategy Model").
     o The Fund invests its assets in accordance with the portfolio allocation produced by the Strategy Model.
     o The companies selected by the Strategy Model for Fund investments are predominantly leaders in their respective industries.
     o The Fund anticipates that the investment portfolio will consist of the common stocks representing 65 to 85 large capitalized companies, primarily domestic, from between 45 to 60 different industries.
     o A significant number of the companies selected by the Strategy Model may be considered to be "value-oriented" companies; these are companies whose market price is closer to its book value than the average large cap company.
     o The Fund strives to remain fully invested. However, it may not always be fully invested for several reasons, including, but not limited to, obtaining economic efficiency with respect to brokerage costs. The Adviser may use short-term cash management instruments to temporarily hold uninvested Fund assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND
----------------------------------------

The Fund is subject to the same risks common to all mutual funds that invest in equity securities. You could lose money by investing in the Fund if any of the following occurs:

     o    The stock market goes down.
     o    Fees and expenses are greater than investment returns.

The following risks of loss are particular to investing in the Fund:

     o    The Strategy Model

     o    may not perform as expected.
     o    Large capitalization stocks may fall out of favor with investors.
     o Value-oriented large cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

Before investing in the Fund, you should read this Prospectus in its entirety and keep in mind all of the following:

     o Mutual fund shares are subject to risks, including possible loss of your principal investment.
     o Mutual fund shares are not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government or private agency.
     o Mutual fund shares are not deposit obligations of any bank, nor are they guaranteed, endorsed, or insured by any bank or other institution.

WHO MAY WANT TO INVEST IN THE FUND
----------------------------------

The Fund may be a suitable investment if you are:

     o    Seeking investment over the long term;
     o    Seeking investment mainly in U.S. companies; or
     o Seeking a systematic, disciplined and indexed large capitalization strategy.

However, the Fund is NOT appropriate if you are:

     o    Seeking short-term gains or current income;
     o    Seeking absolute predictability and stability of investment principal;
          or
     o    Not willing to take any risk of losing money on an investment.

PERFORMANCE, EXPENSES AND FINANCIAL HIGHLIGHTS

TOTAL RETURNS
-------------

The bar chart below shows the annual total return for Class D Shares of the Fund for each complete calendar year since the Fund commenced operations. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Fund's yearly performance for each full calendar year since the Fund's inception on March 17, 1999. The bar chart assumes the reinvestment of all dividends and distributions in Shares of the Fund. The performance of Class I Shares and Class L Shares will differ due to differences in expenses. Looking at how a fund has done in the past is important-but a fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                CLASS D SHARES*

                               [GRAPHIC OMITTED]

                                2000     -0.89%
                                2001     -5.11%

* The calendar year-to-date return as of June 30, 2003 for the Class D Shares is _____% and represents performance based on investment according to The Industry Leaders(R) Strategy Model, which has been the Investment Strategy of the Fund from 6/28/01 to present. From the Fund's inception on March 17, 1999 to June 27, 2001, the Fund followed the Industry Leaders(R) Broad Market Strategy, the original portfolio produced by the Strategy Model without the credit screen. Additional information about the Fund's returns may be found in the Financial Highlights table at the end of this Prospectus.

BEST AND WORST QUARTERS
-----------------------

     Best Quarter             Quarter Ended [_____________]         [____]%
     Worst Quarter            Quarter Ended [_____________]         [____]%

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance over time with that of the Standard and Poor's 500 Index(R) ("S&P 500"), a widely recognized unmanaged index of stock performance, and the Standard and Poor's Barra Value Index(R) ("S&P Barra Value"), which shows performance of the value component of the

S&P 500. To calculate the figures in the table that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest marginal income tax bracket. We did not take into consideration state or local income taxes.

In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

Finally, keep in mind that the Fund's performance - whether before taxes or after taxes - does not indicate how it will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS
----------------------------

     Periods Ended December 31, 2002                                    SINCE
                                                         1 YEAR       INCEPTION*
                                                         ------       ----------
     Industry Leaders(R) Fund Class D
     Return before Taxes                                 [____]%       [____]%
     Return After Taxes on Distributions                 [____]%       [____]%
     Return After Taxes on Distributions and
     Sale of Fund Shares                                 [____]%       [____]%
     Industry Leaders(R) Fund Class I
     Return before Taxes                                 [____]%       [____]%
     S&P 500 Index**                                     [____]%       [____]%
     S&P BARRA Value Index***                            [____]%       [____]%

     Industry Leaders(R) Fund Class L
     Return before Taxes                                 [____]%       [____]%
     S&P 500 Index**                                     [____]%       [____]%
     S&P BARRA Value Index***                            [____]%       [____]%

* For Class D and I Shares, from inception 3/17/99 to 12/31/02. For Class L Shares, from inception 11/30/01 to 12/31/02.
** Reflects no deduction for fees, expenses, or taxes but includes dividend reinvestment. The S&P 500 Index consists of 500 stocks chosen for market size (capitalization greater than $3 Billion), liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value.
*** Reflects no deduction for fees, expenses, or taxes but includes dividend reinvestment. The S&P BARRA Value Index consists of approximately 50% of the companies in the S&P 500 Index and represents the more "value-oriented" portion of the S&P 500 Index. The index is adjusted each month to reflect additions and deletions to the S&P 500 Index. The index is also rebalanced twice per year.

EXPENSES OF THE FUND
--------------------

This table describes the expenses that you may pay if you buy and hold Shares of the Fund.

                         Annual Fund Operating Expenses
                  (Expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
                                                 CLASS D     CLASS I     CLASS L
--------------------------------------------------------------------------------
Management Fees                                   0.30%       0.30%       0.30%
--------------------------------------------------------------------------------
Other Fund Expenses                               0.65%1      0.40%2      0.08%3
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses              0.95%       0.70%       0.38%
--------------------------------------------------------------------------------

1    Other Fund Expenses for Class D Shares includes a Shareholder Servicing Fee of 0.25% and an Administration Fee of 0.40%. The Adviser pays all other expenses of the Fund.

2    Other Fund Expenses for Class I Shares  includes an  Administration  Fee of
0.40%. The Adviser pays all other expenses of the Fund.

3    Other Fund Expenses for Class L Shares  includes an  Administration  Fee of
0.08%. The Adviser pays all other expenses of the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     -------------------------------------------
                                     1 year     3 years     5 years     10 years
--------------------------------------------------------------------------------
Class D Shares                        $100        $311        $540       $1,198
--------------------------------------------------------------------------------
Class I Shares                        $ 74        $230        $400       $  893
--------------------------------------------------------------------------------
Class L Shares                        $ 40        $125        $219       $  493
--------------------------------------------------------------------------------
You would pay the same expenses if you did not redeem your Shares (the Fund does not have a redemption fee).

                              FINANCIAL HIGHLIGHTS
                              --------------------

This financial highlights tables are intended to help you understand the Fund's financial performance for the period of operation from the date of inception, March 17, 1999 to the end of the Fund's fiscal year, June 30, 2003. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by __________whose report is included in the Fund's Annual Report. The Fund's financial statements are also included in the Fund's Annual Report. You may obtain a copy of the Annual Report without charge from the Fund upon request.

CLASS D - FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
                                            YEAR         YEAR         YEAR         YEAR        YEAR
                                           ENDED        ENDED        ENDED        ENDED       ENDED
                                          JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,    JUNE 30,
Selected Per Share Data                     2003         2002         2001         2000      1999(a)
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $   9.61     $  10.13     $  10.77     $  10.00
------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------
   Net investment income                                   0.08         0.06         0.09         0.03
------------------------------------------------------------------------------------------------------
   Net realized and unrealized loss                       (0.96)       (0.32)       (0.56)        0.74
------------------------------------------------------------------------------------------------------
Total from investment operations                          (0.88)       (0.26)       (0.47)        0.77
------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------
   Net investment income                                  (0.07)       (0.03)       (0.07)        0.00
------------------------------------------------------------------------------------------------------
   Net realized gains                                      0.00        (0.23)       (0.10)        0.00
------------------------------------------------------------------------------------------------------
Total Distributions                                       (0.07)       (0.26)       (0.17)        0.00
------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   8.66     $   9.61     $  10.13     $  10.77
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             (9.16%)      (2.55%)      (4.36%)       7.70%(b)
------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (000)                        $  1,017     $  1,082     $  1,093     $  1,130
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                   0.95%        0.95%        0.95%        0.95%(c)
------------------------------------------------------------------------------------------------------
Ratio of net investment income to                         0.85%        0.59%        0.84%        0.84%(c)
average net assets
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  65.53%      146.92%       78.04%       64.93%(c)
------------------------------------------------------------------------------------------------------

(a)  March 17, 1999 (commencement of operations) to June 30, 1999.
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized.

CLASS I - FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
                                            YEAR         YEAR         YEAR         YEAR        YEAR
                                           ENDED        ENDED        ENDED        ENDED       ENDED
                                          JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,    JUNE 30,
Selected Per Share Data                     2003         2002         2001         2000      1999(a)
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $   9.65     $  10.16     $  10.77     $  10.00
------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------
   Net investment income                                   0.11         0.08         0.11         0.04
------------------------------------------------------------------------------------------------------
   Net realized and unrealized loss                       (0.97)       (0.32)       (0.54)        0.73
------------------------------------------------------------------------------------------------------
Total from investment operations                          (0.86)       (0.24)       (0.43)        0.77
------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------
   Net investment income                                  (0.21)       (0.04)       (0.08)        0.00
------------------------------------------------------------------------------------------------------
   Net realized gains                                      0.00        (0.23)       (0.10)        0.00
------------------------------------------------------------------------------------------------------
Total Distributions                                       (0.21)       (0.27)       (0.18)        0.00
------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   8.58     $   9.65     $  10.16     $  10.77
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             (8.91%)      (2.65%)      (3.92%)       7.70%(b)
------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (000)                        $    959     $  2,616     $  2,021     $  1,624
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                   0.70%        0.70%        0.70%        0.70%(c)
------------------------------------------------------------------------------------------------------
Ratio of net investment income to                         1.19%        0.83%        1.10%        1.39%(c)
average net assets
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  65.53%      146.92%       78.04%       64.93%(c)
------------------------------------------------------------------------------------------------------

(a)  March 17, 1999 (commencement of operations) to June 30, 1999.
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized.

CLASS L - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected Per Share Data                                   YEAR       PERIOD
                                                         ENDED       ENDED
                                                        JUNE 30,    JUNE 30,
                                                          2003       2002(A)
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $   9.21
--------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------
   Net investment income                                                0.07
--------------------------------------------------------------------------------
   Net realized and unrealized loss                                    (0.48)
--------------------------------------------------------------------------------
Total from investment operations                                       (0.41)
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------------------------------
   Net investment income                                               (0.01)
--------------------------------------------------------------------------------
   Net realized gains                                                   0.00
--------------------------------------------------------------------------------
Total Distributions                                                    (0.01)
--------------------------------------------------------------------------------
Net asset value, end of period                                      $   8.79
--------------------------------------------------------------------------------
TOTAL RETURN                                                          (4.45%)(b)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (000)                                     $  1,587
--------------------------------------------------------------------------------
Ratio of expenses to average net assets                                0.38%(c)
--------------------------------------------------------------------------------
Ratio of net investment income to                                      1.22%(c)
average net assets
--------------------------------------------------------------------------------
Portfolio turnover rate                                               65.53%(c)
--------------------------------------------------------------------------------

(a)  November 30, 2001 (date of new share class availability) to June 30, 2002.
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized.

                             MANAGEMENT OF THE FUND
                             ----------------------

INVESTMENT ADVISER

Claremont  Investments  Partners(R),  L.L.C. serves as Investment Adviser to the
Fund (the "Adviser"). The Adviser manages the Fund's investments and business affairs subject to the supervision of the Fund's Board of Trustees. The Adviser is registered as an Investment Adviser with the SEC. The Adviser began conducting business in 1996. Since then, its principal business has been the development of the Strategy Model and the indexes it produces. Since June 28, 2001, the Adviser has been managing the Fund according to the ILI(R). Previously, the Adviser managed the Fund according to The Industry Leaders(R) Broad Market Strategy, the original portfolio produced by the Strategy Model. The Adviser's principal address is 104 Summit Avenue, P.O. Box 80, Summit, New Jersey 07902-0080. The Adviser also acts as the Fund's administrator and fund accountant. For the fiscal year ended June 30, 2003, the Adviser was paid and advisory fee of 0.30% of the Fund's average daily net assets.

ADVISORY MANAGEMENT FEES

For investment advisory services, the Class D Shares, Class I Shares and Class L Shares each pay the Adviser at the annual rate of 0.30% of the Fund's average daily net assets, computed daily and payable monthly. Except for advisory fees, administrative fees (described below) and Class D Shareholder Services Fees (which is discussed under "Shareholder Services Arrangements" below), the Adviser pays for all of the costs and expenses related to operation of the Fund. Brokerage commissions and SEC fees applicable to brokerage transactions are included in the Fund's transaction costs and are therefore incorporated in the net prices of the securities the Fund purchases and sells.

ADMINISTRATIVE FEES

For administrative services, Class D Shares and Class I Shares each pay the Adviser at the annual rate of 0.40% of the Fund's average daily net assets, computed daily and payable monthly. Class L Shares pay the Adviser at the annual rate of 0.08% of the Fund's average daily net assets computed daily and payable monthly. Administrative services include, but are not limited to, providing statistical and research data, clerical services, internal compliance, participation in the updating of the Prospectus, annual and semi-annual reports and maintaining the books and records of the Fund. Fund accounting is also included in administrative fees.

PORTFOLIO MANAGER

The Adviser's portfolio manager for the Fund is Gerald P. Sullivan. Mr. Sullivan, President and Chief Executive Officer of the Adviser and the Fund, has been associated with the Adviser since 1996. Previous to that he was a Vice President of First Fidelity Bancorporation, a Managing Director of Hilliard Farber & Co., and a Senior Management Analyst for The Atlanta Committee for the Olympic Games. Mr. Sullivan obtained his undergraduate degree from Columbia University and holds an M.B.A. from the University of Chicago's Graduate School of Business.

CODE OF ETHICS

The Fund and the Adviser have each adopted a code of ethics under Rule 17j-1 of the Investment Company Act of 1940 ("1940 Act") that sets forth officers', directors' and advisory personnel's fiduciary responsibilities regarding the Fund, establishes procedures for personal investing and restricts certain transactions. These codes of ethics are on file with, and are available from, the SEC.

                        PURCHASE AND SALE OF FUND SHARES
                        --------------------------------

HOW TO BUY SHARES
-----------------

This section tells you how to open an account and how to buy Shares after your account is open. Below is a description of the minimum investment requirements for the Fund, expenses and sales charges applied to each Class of Shares, and the procedures to follow if you decide to buy Shares of the Fund. Please read the entire Prospectus carefully before buying Shares of the Fund.

You may invest by opening an account directly with the Fund. To do this, simply complete and return an application with proper payment.

MINIMUM INVESTMENTS:

--------------------------------------------------------------------------------
                                        MINIMUM INITIAL       MINIMUM SUBSEQUENT
SHARE CLASS                               INVESTMENT              INVESTMENT
--------------------------------------------------------------------------------
CLASS D SHARES                             $  5,000*               $  100
--------------------------------------------------------------------------------
CLASS I SHARES                             $ 50,000                $  100
--------------------------------------------------------------------------------
CLASS L SHARES                             $100,000                $5,000
--------------------------------------------------------------------------------

* The minimum investment for Class D Shares is $3,000 for qualified retirement accounts, which are described below.

                       OPENING AN ACCOUNT                           ADDING TO AN ACCOUNT
-----------------------------------------------------------------------------------------------
By Mail:  o    Complete  a  Fund  application  (be     o    Make check payable to the full name
               sure to  indicate  the Share  Class          of the Fund and the Share  Class in
               into which you intend to invest).            which you are investing. Be sure to
          o    Make   check   (for  at  least  the          write  your  account  number on the
               minimum  investment  amount  of the          check.
               Class you wish to purchase) payable     o    Mail check to the address at left.
               to  "The  Industry  Leaders(R)Fund,
               Class --."
          o    Mail application and check to:
               Industry Leaders(R) Fund
               c/o Mutual Shareholder Services
               8869 Brecksville Road
               Suite C
               Brecksville, OH 044141

                                       10

-----------------------------------------------------------------------------------------------
By Wire:  o    To open a new account by wire, call     o    To  purchase  additional  shares by
               the   Fund   toll   free  at  (866)          wire  transfer,  you  must  have an
               280-1952.                                    existing  account  which  has  been
          o    A  signed  and  completed  original          previously established.
               account  application must be mailed     o    Call the Fund at (866)  280-1952 to
               to the  Fund  on the  same  day the          obtain  instructions  regarding the
               wire payment is made.                        bank account  number into which the
          o    The  order is  considered  received          funds  should  be wired  and  other
               when the Fund's custodian bank (the          pertinent information.
               "Custodian")  receives  payment  by     o    Be  sure to have  the  wiring  bank
               wire,  however,  the Fund  will not          include your current account number
               permit  redemptions  until the Fund          and the name in which your  account
               receives the  application in proper          is registered.
               form.*
          o    Third party financial  institutions
               may   charge   a   fee   for   wire
               transfers.
          o    A  wire   purchase   will   not  be
               considered  made  until  the  wired
               money is received  and the purchase
               is accepted by the Fund. Any delays
               that  may  occur in  wiring  money,
               including  delays that may occur in
               processing  by the  banks,  are not
               the  responsibility  of the Fund or
               the Transfer Agent.

* "Proper form" means that the Fund has actually received and processed your account application, all shares are paid for in full and all documentation including any required signature guarantees are included.

Your purchase of Shares of the Fund will be affected at the next Share price calculated after receipt of your investment.

LIMITATIONS ON PURCHASES

The Fund reserves the right to reject any order for the purchase of its Shares in whole or in part, including (a) purchase orders made with foreign checks and third party checks not originally made payable to the order of the investor and
(b) orders that are reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by the investor. Additionally, the Fund reserves the right to suspend the offering of its Shares. The Fund does not currently provide for exchange privileges between different classes of the Fund.

HOW TO REDEEM YOUR SHARES
-------------------------

This section explains how you can sell your Fund Shares. Shares will be redeemed at the NAV next calculated after receipt of the redemption order.

REDEMPTION BY MAIL

Send a letter to the Fund, stating your account registration, your account number, the Fund Class you wish to redeem, and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption", if you wish to sell all of your investment in the Fund). Make sure all the account owners sign the request. You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire (a wire requires a $5,000 minimum).

For mailed redemption requests over $5,000, a signature guarantee is required. You can obtain a signature guarantee from an eligible guarantor institution, as detailed below under the caption, "Signature Guarantees."

REDEMPTION BY TELEPHONE

The Fund makes telephone privileges available to you automatically unless you specifically decline them on your application or subsequently, in writing. Telephone redemptions must be for at least $100 and can be made by calling the Fund at (866) 280-1952. Be prepared to provide your account number, taxpayer identification number (social security number) and other personal identification information. Unless you have instructed otherwise, only one account owner needs to call in redemption requests. You may request that redemption proceeds be sent electronically directly to a domestic commercial bank account previously designated by you on the Account Registration Form or mailed directly to your address of record. A wire transfer requires a $5,000 minimum. All proceeds from telephone redemptions may be delivered only to the address of record for such account. The Fund will not be liable for any losses incurred if it follows telephone instructions that it reasonably believes are genuine.

The Fund employs procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Fund or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verification of account name and account number or tax identification number, requesting additional personal identification information, and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary conditions, Fund Shareholders are unable to effect telephone transactions, Fund Shareholders may also fax and/or mail the redemption request to the Fund at the address shown on the front page of this Prospectus.

REDEMPTION PAYMENT POLICIES

Under most circumstances, redemption payments will be transmitted on the next business day following receipt of a valid request for redemption. Although it is not the Fund's policy to delay redemption payments, the Fund reserves the right to delay payment of a redemption for up to five business days. The Fund may also delay payment of redemptions under extraordinary circumstances or as the SEC permits in order to protect remaining Fund Shareholders.

Although no fees are currently in effect for wiring funds, the Fund reserves the right to pass through to Fund Shareholders any third-party surcharges incurred by the Fund in wiring proceeds of a Shareholder's redemption.

The  Fund  does  not  provide  for  waiver  of  any  fees  in  connection   with
re-investments in the Fund after redeeming Shares.

CHANGES IN ACCOUNT ADDRESS OF RECORD

To change an account address of record, the account holder must make a written request to the Fund. Such request must contain a signature guarantee, as detailed below.

SIGNATURE GUARANTEES

For purposes of the Fund's policy on signature guarantees, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the Securities Exchange Act of 1934. The Fund reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The Fund does not accept notarized signatures.

                                SPECIAL SERVICES
                                ----------------

The Fund has certain programs to help you to purchase or redeem Shares conveniently each month.

SYSTEMATIC INVESTMENT PROGRAM: You may automatically buy additional Fund Shares each month with a minimum purchase of at least $100. Money from your linked bank account can be automatically transferred each month to purchase additional Fund Shares. The Fund will transfer the amount on or about the day you specify, or on or about the 20th of each month if you have not specified a day. If you wish to change or add linked accounts, please call the Fund toll- free at (866) 280-1952.

SYSTEMATIC WITHDRAWAL PROGRAM: The Fund can automatically redeem enough Shares to equal a specified dollar amount of at least $100, on or about the fifth business day prior to the end of each month, and either send you the proceeds by check or transfer them into your linked bank account. In order to set up a Systematic Withdrawal Program, you must:

     o    Have a Fund account valued at $25,000 or more
     o    Have distributions reinvested
     o    Not  simultaneously  participate in the Fund's  Systematic  Investment
          Program.

Once the Fund has received your instructions, it generally takes about ten business days to set up either of the automatic plans. It generally takes the Fund about five business days to change or cancel participation in either plan. The Fund automatically cancels your program if the linked account you have specified is closed.

RETIREMENT PLANS: Since the Fund is oriented to longer term investments, Shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Consultation with an attorney or tax professional regarding these plans is advisable. Custodial fees for an IRA will be paid by the Shareholder by redemption of sufficient Shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. To obtain more detailed information about these plans, the IRA custodial fees and the steps required to roll-over an existing IRA account or open a new retirement plan account, please call the Fund toll free at (866) 280-1952.

                                    VALUATION
                                    ---------

The net asset value ("NAV"), multiplied by the number of Fund Shares you own, calculates the value of your investment.

The Fund calculates the NAV each business day, as of the close of the New York Stock Exchange, which is normally 4:00 p.m. Eastern Time. Shares will not be priced on days that the New York Stock Exchange is closed for trading. Any Shares that you purchase or redeem are valued at the next share price calculated after the Fund receives your investment instructions. A business day is a day on which the NYSE is open for trading. The NAV for each class of Shares may differ due to the fact that each class is subject to different expenses.

The Fund calculates the NAV by adding up the total value of the Fund's investments and other assets, subtracting Fund liabilities, and then dividing that figure by the number of the Fund's outstanding Shares. The value of an investment in a mutual fund is based upon the NAV determined by that mutual fund. The following formula expresses the NAV on a per share basis:

                         Total Assets Minus Liabilities
                 NAV =   ------------------------------
                         Number of Shares Outstanding

You can find the NAV of many mutual funds every day in newspapers such as The Wall Street Journal. However, some newspapers do not publish information about a particular mutual fund until it has a minimum number of shareholders or minimum level of assets. You can find the NAV of the Fund on the Internet through financial websites such as Bloomberg.com or LipperLeaders.com. The tickers for the Industry Leaders(R) Fund are as follows: Class I-ILFIX Class D- ILFDX

The Fund's investments are valued based on market price. If market quotations are not readily available, the Fund's investments will be valued based on fair value as determined in good faith by the Fund's board.

                           DIVIDENDS AND DISTRIBUTIONS
                           ---------------------------

DIVIDEND AND CAPITAL GAIN DISTRIBUTION OPTIONS

The Fund passes along to your account your share of investment earnings in the form of dividends. Fund dividend distributions are the net dividends earned on investments after Fund expenses. The Fund will, at least annually, declare and pay dividends from its net investment income and distribute any net capital gains obtained through Fund investment transactions.

You  may  select  one  of  the  following   ways  for  the  Fund  to  make  your
distributions:

AUTOMATIC REINVESTMENT OPTION: You may automatically buy new Shares of your Fund class. The new Shares are purchased at NAV generally on the day the income is paid. This option is implemented automatically for your Fund account unless you instruct the Fund otherwise.

DIRECT DEPOSIT OPTION: You may have your dividends and capital gains deposited into any bank account you link to your Fund account if it is part of the ACH system. If your specified bank account is closed, the Fund will automatically reinvest your distributions.

CHECK PAYMENT OPTION: You may receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature-guaranteed instructions. If checks remain uncashed for six months, or the Post Office cannot deliver them, the Fund will automatically reinvest your distributions.

You may change your distribution option at any time by calling or writing to the Fund. The Fund must receive any change five business days (ten business days for electronic fund transfers) prior to a dividend or capital gain distribution payment date, in order for the change to be effective for that payment.

                                      TAXES
                                      -----

The Fund intends to continue to qualify as a regulated investment company. This status exempts the Fund from paying federal income tax on the earnings or capital gains it distributes to its Shareholders.

In general, your investment in the Fund will be subject to the following tax consequences:

     o Ordinary dividends received by the Fund and passed through to Shareholders are taxable as ordinary income.

     o Distributions from the Fund's net long-term capital gains are taxable as capital gain

     o You are subject to taxation on automatically reinvested dividends and distributions, as well as dividends and distributions which are distributed in cash.

     o Dividends and distributions may also be subject to state and local taxes.

     o Certain dividends paid to you, in January, will be taxable as if they had been paid the previous December.

     o After the end of each calendar year, you will receive a statement (Form 1099) of the federal income tax status of all dividends and other distributions paid (or deemed paid) during the year. When you sell (i.e. redeem) Shares of the Fund, you may recognize taxable gain or loss.

For the foregoing reasons, you should keep all of your Fund statements for accurate tax and accounting purposes.

The tax information above is for your general information. A more detailed discussion of federal income tax considerations may be found in the Fund's Statement of Additional Information. The foregoing information is not intended to provide complete tax planning advice. Please consult with your own tax professional prior to investing in the Fund.

                        SHAREHOLDER SERVICES ARRANGEMENTS
                        ---------------------------------

SHAREHOLDER SERVICES PLAN

The Fund has adopted a Shareholder Servicing Plan for its Class D Shares. The Shareholder Servicing Plan allows the Fund to pay shareholder servicing agents an annual fee of up to 0.25% of the average daily net assets of the Class D Shares for personal shareholder services and for maintaining shareholder accounts.

The fee paid to a shareholder servicing agent may exceed the actual costs incurred by such agent in connection with the provision of shareholder services. From time to time, a shareholder servicing agent may voluntarily reduce all or a portion of its fee under the Shareholder Services Plan to increase the net income of the Class D Shares available for distribution as dividends. A shareholder servicing agent may not seek reimbursement of such reduced fees after the end of the fiscal year in which its fees were reduced. The voluntary reduction of any shareholder servicing agent's fee will cause the total return of the Class D Shares to be higher than it would otherwise be in the absence of such a fee reduction. Because shareholder services fees are paid out of the Fund's assets on an on-going basis, these fees will increase the cost of Class D share investment and may cost you more than paying other types of sales charges.

                    MORE INFORMATION ABOUT THE STRATEGY MODEL
                    -----------------------------------------

INVESTMENT STRATEGY

The Fund's principal investment strategy is to invest substantially all of its assets in a broad number of industries and companies with the highest common shareholders equity ("CSE") in their respective industries while carrying a senior debt rating of "Single A or better" by Moody's Investor Service and Standard and Poor's. If a company is not rated by either Moody's or Standard and Poor's, a Fitch rating of "Single A or better" will be considered an adequate substitute. A company that is rated lower than "Single A or better" by either Moody's or Standard and Poor's will not be considered, regardless of its Fitch rating. The Fund defines an "Industry Leader" as a company that has the highest CSE in a particular industry and the requisite debt rating and no other company in that industry has 98% or more of that Industry Leader's amount of CSE. The Fund utilizes the Adviser's patent-pending proprietary investment process, the Industry Leaders(R) Strategy Model (the "Strategy Model") and invests its assets in accordance with portfolio allocations produced by the Strategy Model.

The portfolio constructed by the Strategy Model is expected to be classified between "Large Value," and "Large Blend" which generally refers to a portfolio of companies having a median market capitalization similar to the S&P 500 but with lower price/earnings and price/book ratios. Notwithstanding that classification, the Fund's portfolio is also expected to contain a number of stocks that would traditionally be classified as growth companies. Growth companies add to the diversity of the Fund's portfolio. As with all Fund investments, growth industries and companies are represented in the Fund portfolio only with reference to their CSE, not their market capitalization. As a result, the Fund portfolio will hold smaller investments in growth companies than a growth or blend index fund. In this way, the Strategy Model creates, allocates and maintains a broadly diversified portfolio of "A or better" companies that have the highest CSE of their respective industry.

The Strategy Model has a portfolio allocation limit of 2.5% for any single company.

The Strategy Model is rebalanced after the close of business on the last business day of the month and The Fund portfolio is rebalanced at that time. The Fund may also rebalance the portfolio intra-month. As subscriptions and redemptions occur and in response to market movement, the Adviser has the ability to rebalance the Fund to the proper portfolio allocation.

The Adviser expects to make Fund investments and redemptions between such rebalancing (due to purchases and redemptions of Fund Shares) on a pro rata basis so as to maintain the Strategy Model with respect to the percentage of each stock held in the portfolio. The Adviser expects the Fund portfolio to drift marginally from the precise allocation of the Strategy Model between monthly rebalancing, but will attempt to minimize any differences through pro rata apportionment of interim period purchases and sales.

The Strategy Model has been tested by comparing its results to publicly available data from the past 13 years. It has operated using current data since June 30, 2001. However, there can be no assurance of success with respect to any future performance of the Fund.

The Industry Leaders(R) Fund and The Industry Leaders(R) Strategy Model are trademarks of Claremont Investment Partners(R), L.L.C.

                             ADDITIONAL INFORMATION
                             ----------------------

To request additional information about the Fund, contact your financial adviser or contact the Fund by mail or telephone:

                          The Industry Leaders(R) Fund
                           104 Summit Avenue - Box 80
                          Summit, New Jersey 07902-0080
                Toll Free: (866) 459-2772 Website: www.ILFweb.com

The Statement of Additional Information (the "SAI") provides more information about the Fund and is incorporated by reference into this Prospectus, which means that it is considered part of this Prospectus. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The information incorporated by reference is an important part of this Prospectus, and information that the Fund later files with the SEC will automatically update and supersede this information. Information on how to obtain a copy of the SAI is set forth below.

     o You may obtain a free copy of the SAI and the current annual or semi-annual reports, by contacting the Fund at (866) 459-2772.

     o You may also obtain copies of the SAI or financial reports for free by calling or writing your Authorized Securities Dealer.

     o You may review and copy the SAI and/or other reports at the SEC Public Reference Room, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

     o Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

     o Reports and other information about the Fund is available on the EDGAR database on the SEC internet site at http://www.sec.gov, and copies of this information may be obtained after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

File No. 811-08989

                            INDUSTRY LEADERS(R) FUND

                                 CLASS D SHARES

                                 CLASS I SHARES

                                 CLASS L SHARES

                           104 Summit Avenue - Box 80
                          Summit, New Jersey 07902-0080
                            Toll Free: (866) 459-2772

                       STATEMENT OF ADDITIONAL INFORMATION

                                October 28, 2003

     This Statement of Additional Information ("SAI"), which should be kept for future reference, is not a Prospectus and should be read in conjunction with the applicable Industry Leaders(R) Fund Prospectus, dated October 28, 2003 for your Class of Shares (the "Prospectus"). A Prospectus can be obtained without cost by contacting your financial adviser or by calling the Fund toll-free at (866) 459-2772, or by writing to the Fund at the address referenced above. This SAI is incorporated by reference in its entirety into each Prospectus. This SAI is intended to provide you with further information about the Fund.

     The Fund's audited financial statements and the reports thereon of ________ the Fund's independent accountants, included in the Fund's 2003 Annual Report dated June 30, 2003 are incorporated by reference into this SAI. No other parts of the Fund's 2003 Annual Report are incorporated herein.

                                Table of Contents
                                -----------------

                                                                            Page
                                                                            ----

OVERVIEW OF THE STATEMENT OF ADDITIONAL INFORMATION............................i

INVESTMENT OBJECTIVE AND POLICIES..............................................1

FUNDAMENTAL INVESTMENT RESTRICTIONS............................................3

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS........................................5

INSTRUMENTS IN WHICH THE FUND CAN INVEST.......................................5

NET ASSET VALUATION............................................................6

PERFORMANCE INFORMATION........................................................6

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................10

TRUSTEES AND OFFICERS OF THE FUND.............................................11

CODE OF ETHICS................................................................14

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................15

INVESTMENT MANAGEMENT AND OTHER SERVICES......................................15

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................16

ADMINISTRATOR.................................................................17

TRANSFER AGENT................................................................18

FUND ACCOUNTING SERVICES......................................................18

SHAREHOLDER SERVICING ARRANGEMENTS............................................18

FUND CUSTODIAN................................................................18

FUND EXPENSES.................................................................19

DESCRIPTION OF FUND SHARES....................................................20

SHAREHOLDER AND TRUSTEE LIABILITY.............................................21

ADDITIONAL DIVIDEND AND DISTRIBUTION INFORMATION..............................21

TAXES.........................................................................22

                                Table of Contents
                                -----------------
                                   (continued)

                                                                            Page
                                                                            ----

OTHER SERVICE PROVIDERS.......................................................25

INDEPENDENT AUDITOR'S REPORT..................................................

REGISTRATION STATEMENT........................................................26

OVERVIEW OF THE STATEMENT OF ADDITIONAL INFORMATION

The Industry Leaders(R) Fund (the "Trust" or the "Fund") is a diversified, open-end management investment company. The Trust is a Delaware business trust and was formed on December 13, 1995. The Trust issues units of beneficial interest ("Shares" and the holders thereof, "Shareholders"). The Fund presently has three classes of Shares: Class D Shares, Class I Shares and Class L Shares. The outstanding Shares of all classes represent interests in the Fund investment portfolio. This SAI relates to all Shares of the Fund. Some of the information contained in this SAI explains in further detail subjects that are discussed in the Prospectus. Capitalized terms not otherwise defined herein are used as defined in the Prospectus. You should carefully read the applicable Prospectus before investing in the Fund.

If you have any questions or comments prior to investing in the Fund, please do not hesitate to call the Fund toll-free at (866) 459-2772.

                        INVESTMENT OBJECTIVE AND POLICIES

The Fund seeks to obtain long-term capital appreciation. The Fund's investment objective is fundamental and may not be changed without shareholder approval. There can be no assurance that the Fund will achieve its investment objective. The Fund's investment policies and permitted investments are described in each Prospectus under the headings "Overview of Industry Leaders(R) Fund", "Principal Investment Objectives", "Investment Strategy", "Investment Policies" and "Important Risk Considerations." Set forth below is additional information with respect to the Fund's investment policies.

INSTRUMENTS IN WHICH THE FUND CAN INVEST

DOMESTIC COMMON STOCKS. The Fund may invest in the common equity securities of companies that are domestically traded in the United States. The risks of investing in equity securities are discussed in detail in the Prospectus under the caption, "Overview of Industry Leaders(R) Fund, Risk Return Summary - Principal Risks" and also under the caption, "Important Risk Considerations."

FOREIGN COMPANY STOCKS. As a Non-Fundamental Policy of the Fund, a stock must be domestically traded in the United States to be eligible for inclusion in the Fund portfolio. This requirement eliminates foreign companies whose equity is only traded abroad or traded in the U.S. only as an American Depository Receipt (commonly referred to as an "ADR"). Other foreign companies, typically through a U.S. subsidiary, have registered their stock with the Securities and Exchange Commission (the "SEC") and listed such stock for trading on U.S. exchanges. Therefore, some foreign companies may be included in the Fund portfolio if they are selected by the Industry Leaders(R) Strategy Model (the "Strategy Model"). The Prospectus contain a complete discussion of the operation of the Strategy Model under the captions, "Overview of Industry Leaders(R) Fund, Risk Return Summary" and "Investment Strategy."

Although the Adviser believes it unlikely that the Fund portfolio will at any time be comprised of a statistically significant percentage of foreign stocks, there are risks inherent in investments in foreign companies that are different from, and additional to, those related to investments in obligations of U.S. domestic issuers. For example, the value of dividends from such securities, which may be denominated in or indexed to foreign currencies, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies with substantial operations abroad may also be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Adviser will be able to anticipate these potential events or counter their effects. The considerations noted above are generally intensified for investments in developing countries.

PRINCIPAL RISKS OF INVESTING IN THE FUND
----------------------------------------

Investing in the Fund involves risks common to the risks of investing in any equity mutual fund:

     o The Fund invests in common stocks that may decrease in value. Therefore, the value of your investment in the Fund may also decrease.
     o Declines in the market as a whole may cause you to lose some or all of your investment.
     o The Fund could lose money if the stocks selected for the Fund's portfolio are experiencing financial difficulty, or are out of favor in the market because of weak performance, poor earnings forecasts, negative publicity or industry specific market cycles.
     o It can take many months or possibly years to recover a loss. Historically, some stock market declines have ended quickly while others have continued for sustained periods of time. It is impossible to predict either the timing or severity of a downward-trend market.
     o Periods of unusually high returns have historically increased the risk of investing in stocks for subsequent periods. The upward trend market (i.e., a "bull market") during the past several years has been an unusual growth period for most major stock market indexes, producing substantial average annual returns. However, these returns may not continue in the future as indicated by recent volatility in most markets.

In addition to risks common to all equity mutual funds, the following risks are particular to investing in the Fund:

     o There can be no assurance that the Strategy Model will perform as expected or that the Fund would have been successful in replicating the results indicated.
     o The Fund has only a short operating history and therefore, a limited past performance record to guide prospective investors in their decision whether or not to invest in Shares of the Fund.

Each prospective investor must assess all of the risks of investing in a stock-based mutual fund in general, and the risks of investing in the Fund in particular. It is important that you understand your level of financial-risk tolerance. The impact of a downward-trend market also depends not only upon the extent of a decline, but also upon your individual time horizon. For example, a downward-trend market may be harder to tolerate if you are retired or nearing retirement. Ask yourself these questions:

     o    What can I tolerate losing?

     o If my investment incurs a loss, how long can I wait for a market rebound?

     o    What are my other financial resources?

Investors should remember that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other private organization or government agency. As a result, investment losses are not covered by any kind of insurance.

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

Except for the fundamental investment restrictions set forth below, the policies of the Fund may be changed without Shareholder approval.

The phrases "Shareholder approval" and "vote of a majority of the outstanding voting securities", as used in the Prospectus or in this Statement of Additional Information means the affirmative vote of the lesser of (i) 67% or more of the Fund's voting securities present at a meeting of Shareholders provided that the holders of more than 50% of the Fund's outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the Fund's outstanding voting securities. Shares of the Fund have voting power based on dollar value and are thus allocated in proportion to the value of each Shareholder's investment on the record date.

FUNDAMENTAL INVESTMENT RESTRICTIONS:

1.   The Fund may not:
     (a) With respect to 50% of its assets, invest more than 5% of its total assets, at market value, in the securities of one issuer (except the securities of the United States Government or any of its agencies or instrumentalities) and may not purchase more than 10% of the outstanding voting securities of a single issuer.
     (b) With respect to the other 50% of its assets, invest more than 25% of the market value of its total assets in a single issuer.

2. The Fund may not purchase the securities of any issuer (other than the securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities, repurchase agreements secured thereby, or tax-exempt securities issued by governments or political subdivisions of governments except tax-exempt securities backed only by the assets or revenues of non-governmental issuers) if, as a result, 25% or more of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

3. The Fund may borrow money to the extent permitted under the Investment Company Act of 1940 as amended (the "1940 Act"). Borrowings representing more than 33 1/3% of the Fund's total assets must be repaid before the Fund may make additional investments.

4. The Fund may not issue any senior security (as defined in the 1940 Act), except that the Fund may (a) engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act, an exemptive order or interpretation of the staff of the U.S. Securities and Exchange Commission (the "SEC"); (b) acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions described in the Statement of Additional Information, borrow money as authorized by the 1940 Act; and (d) issue multiple classes of shares in accordance with regulations of the SEC.

5. The Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), when reselling securities held in its own portfolio.

6. The Fund may not purchase or sell real estate unless acquired as a result of direct ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction does not preclude the Fund from buying securities backed by mortgages on real estate or securities of companies engaged in such activities. This restriction shall not prevent the Fund from investing in real estate operating companies and shares of companies engaged in other real estate related businesses.

7. The Fund may not purchase or sell commodities, including commodities futures contracts, futures stock index contracts or options thereon.

8. The Fund may not make loans, except the Fund, consistent with its investment program, may lend portfolio securities, provided that the value of loaned securities does not exceed 33 1/3% of the Fund's total assets and the Fund may loan securities as required in connection with permitted borrowings.

These fundamental restrictions cannot be changed without approval by a majority of the outstanding voting securities of the Fund. Changes in the market value of securities in the Fund's portfolio generally will not cause the Fund to violate these investment restrictions unless any failure to satisfy these restrictions exists immediately after the acquisition of any security or other property and is wholly or partly the result of such acquisition. At times, it may become necessary for the Fund to take a temporary defensive position inconsistent with its principal investment strategies. At such times, the Fund may invest up to 100% of its assets in cash, cash equivalents or high-quality short-term money market instruments. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately before the Fund's acquisition of such security or other asset in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act).

For purposes of calculating concentration of investments in the utility and finance categories, neither finance companies as a group nor utility companies as a group are considered a single industry for purposes of the Fund's concentration policy (i.e., finance companies will be considered a part of the industry they finance and utilities will be divided according to the types of services they provide).

                     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions and policies are non-fundamental and can be changed by the Board of Trustees without Shareholder approval.

The Fund will not:

1. Purchase the securities of any one issuer if, immediately after such purchase, more than 2.75% of the value of the Fund's total assets would be invested in such issuer.

2. Purchase any securities if, immediately after such purchase, more than 15% of the value of the Fund's total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry.

3.   Lend portfolio securities for the purpose of generating income.

4.   Borrow money for leverage purposes.

5. Invest in companies whose stock is not domestically traded in the United States.

6.   Invest in open-end or closed-end mutual funds.

7. Invest in bonds or other long-term debt securities, convertible securities, warrants, options or repurchase agreements (except as a temporary defensive measure).

8.   Maintain a short position or sell securities short.

9. Purchase securities that are not readily marketable, such as securities subject to legal or contractual restrictions on resale or securities that are otherwise illiquid.

10. Pledge its assets in an amount greater than 15% of the value of its total assets, and then only to secure borrowings permitted by Restriction 3.

11.  Purchase securities on margin.

12. Participate on a joint or a joint and several basis in any trading account in securities (the bunching of orders for the sale or purchase of portfolio securities of two or more accounts managed by the Adviser or its affiliates, shall not be considered participation in a joint securities trading account).

                               NET ASSET VALUATION

The net asset value per share of each class of Shares of the Fund is determined as of the close of regular trading on the NYSE, on each day that the NYSE is open. The closed days are set forth below in this SAI under the caption, "Additional Purchase and Redemption Information."

The Fund subtracts the non-class specific liabilities of the Fund from the Fund's assets to determine its total net assets. The Fund then determines each class's proportionate interest in the Fund's net assets. The liabilities attributable to that class, including its Fund management and Distribution Plan fees, are then deducted and the resulting amount is divided by the number of Shares of that class outstanding to produce its net asset value per share.

Stocks are valued at the closing prices reported on recognized securities exchanges or if no sale was reported, and for unlisted securities, at the mean between the last-reported bid and asked prices. Although the Fund does not anticipate holding securities for which market quotations are not readily available, such securities will be valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

                             PERFORMANCE INFORMATION

The Fund will include performance data for each Class of the Fund in its advertisements, sales literature and other information distributed to the public that includes performance data of the Fund. Such performance information will be based on investment "average annual total return" or "cumulative total return" of the Fund. An explanation of how such yields and total returns are calculated for each class and the components of those calculations are set forth below.

Total return information may be useful to investors in reviewing a Fund's performance. A Fund's advertisement of its performance must, under applicable SEC rules, include the average annual total returns for each class of shares of a Fund for the 1, 5, and 10-year period (or the life of the class, if less) as of the most recently ended calendar quarter. This enables an investor to compare a Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. Investments in a Fund are not insured; its total return is not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. When redeemed, an investor's shares may be worth more or less than their original cost. Total return for any given period is not a prediction or representation by a Fund of future rates of return on its shares. The total return of the shares of a Fund is affected by portfolio quality, portfolio maturity, the type of investments a Fund holds, and operating expenses.

AVERAGE ANNUAL TOTAL RETURN. The Fund computes its "average annual total return (before taxes)" by determining the average annual compounded rate of return during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

T = [(ERV / P)1/n - 1]

Where:    T = average annual total return

          ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period

          P = hypothetical initial payment of $1,000

          n = period covered by the computation, expressed in terms of years

              Each Fund computes its aggregate total returns (before taxes)

CUMULATIVE TOTAL RETURN. The cumulative "total return before taxes" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period greater than one year. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

                         ERV - P
                         -------  =  Total Return Before Taxes
                            P

THE AVERAGE ANNUAL COMPOUNDED RATES OF TOTAL RETURN AS OF DECEMBER 31, 2001 WERE AS FOLLOWS:

                    ---------------------------------------
                                ONE YEAR    SINCE INCEPTION

                    ---------------------------------------
                    CLASS D        [ ]%           [ ]%*

                    ---------------------------------------
                    CLASS I        [ ]%           [ ]%*

                    ---------------------------------------
                    CLASS L        [ ]%           [ ]%**

                    ---------------------------------------
                    *    Since inception, March 17, 1999
                    **   Since inception, November 30, 2001

AVERAGE ANNUAL TOTAL RETURNS AFTER TAXES ON DISTRIBUTIONS. The "average annual total return after taxes on distributions" of a Fund is an average annual compounded rate of return for each year in a specified number of years after taxes on distributions in each year. It is the rate of return ("T") based on the change in value of a hypothetical investment of $1,000 ("P") held for a number of years ("n") to achieve an ending value after taxes on distributions ("ATVD"), according to the following formula.

                                P(1 + T)^n = ATVD

CUMULATIVE TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS. The cumulative "total return after taxes on distributions" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period greater than one year. Its calculation uses some of the same factors as average annual total return after taxes on distributions, but it does not average the rate of return on an annual basis. Total return after taxes on distributions is determined as follows:

                    ATVD - P
                    --------  =  Total Return After Taxes on Distributions
                        P

THE AVERAGE ANNUAL COMPOUNDED RATES OF TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS
                    AS OF DECEMBER 31, 2001 WERE AS FOLLOWS:

                    ---------------------------------------
                                ONE YEAR    SINCE INCEPTION

                    ---------------------------------------
                    CLASS D        [ ]%           [ ]%*

                    ---------------------------------------
                    CLASS I        [ ]%           [ ]%*

                    ---------------------------------------
                    CLASS L        [ ]%           [ ]%**

                    ---------------------------------------
                    *    Since inception, March 17, 1999
                    **   Since inception, November 30, 2001

AVERAGE ANNUAL TOTAL RETURNS AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS. The "average annual total return after taxes on distributions and redemptions" of a Fund is an average annual compounded rate of return after taxes on distributions and redemption for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical investment of $1,000 ("P") held for a number of years ("n") to achieve an ending value at the end of the periods shown ("ATVDR"), according to the following formula:

                               P(1 + T)^n = ATVDR

CUMULATIVE  TOTAL  RETURN  AFTER TAXES ON  DISTRIBUTIONS  AND  REDEMPTIONS.  The
cumulative "total return after taxes on distributions and redemptions" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period greater than one year. Its calculation uses some of the same factors as average annual total return after taxes on distributions and redemptions, but it does not average the rate of return on an annual basis. Total return after taxes on distributions is determined as follows:

                    ATVDR - P
                    ---------  =  Total Return After Taxes on Distributions
                         P        and Redemptions

 THE AVERAGE ANNUAL COMPOUND RATES OF TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS
            AND REDEMPTIONS AS OF DECEMBER 31, 2001 WERE AS FOLLOWS:

                    ---------------------------------------
                                ONE YEAR    SINCE INCEPTION

                    ---------------------------------------
                    CLASS D        [ ]%           [ ]%*

                    ---------------------------------------
                    CLASS I        [ ]%           [ ]%*

                    ---------------------------------------
                    CLASS L        [ ]%           [ ]%**

                    ---------------------------------------
                    *    Since inception, March 17, 1999
                    **   Since inception, November 30, 2001

COMPARATIVE PERFORMANCE INFORMATION. The total return on an investment made in the Fund may be compared with the performance of the Standard & Poor's Barra Value(R) Index and the Standard & Poor's 500(R) Index. Other indices may be used from time to time. The Standard & Poor's Barra Value(R) Index is a market capitalization-weighted index of all the stocks in the Standard & Poor's 500(R) that have low price-to-book ratios. The S&P 500(R) Index is a market capitalization weighted index of the largest 500 companies in the United States as determined by Standard & Poor's. The foregoing indexes are unmanaged indexes of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not applicable to indices generally.

The Fund may also be quoted in and compared to other mutual funds with similar investment objectives in advertisements, Shareholder reports or other communications to Shareholders. The Fund may include in these communications calculations that describe back-testing of the Industry Leaders(R) Strategy Model and hypothetical past investment results. These performance examples are based on an express set of assumptions and are not indicative of future performance of the Fund. These calculations may include discussions or illustrations of the effects of compounding. "Compounding" means that, if dividends or other distributions on the Fund's investment are reinvested by being paid in additional Fund Shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund Shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a hypothetical investor. These may include, but are not limited to, tax and/or retirement planning, investment management techniques, policies or investment suitability of the Fund. The Fund may discuss such factors as general economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various types of investments, including, but not limited to, stocks, bonds and U.S. Government Treasury Bills.

Fund advertisements or other communications to Shareholders may also summarize certain information contained in Shareholder reports (including portfolio composition), as well as the Adviser's views as to current economic indicators, such as overall market performance, economic,
trade  and  interest   rate  trends,   legislative,   regulatory   and  monetary
developments, investment strategies and related matters believed to be of relevance to Fund investors.

The Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in comparative investment vehicles, including but not limited to stock, bonds, and Treasury bills, against an investment in Shares of the Fund. The Fund may also include charts or graphs that illustrate strategies such as dollar cost averaging. Advertisements or Shareholder communications may also include discussions of certain beneficial characteristics of an investment in the Fund. Advertisements and other communications may contain symbols, headlines or other material which highlight or summarize information which is included in such communication. The Fund may reprint (in whole or in part) articles reporting on the Fund and, after obtaining permission from the respective publisher, provide these articles to current and/or prospective Shareholders. Performance information with respect to the Fund is generally available by calling toll-free (866) 459-2772.

Advertisements and sales literature may include discussions of the Industry Leaders(R) Strategy Model, including, but not limited to, descriptions of security selection and analysis. Advertisements may also include descriptive information about the Adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management, and its investment philosophy.

When comparing total return and investment risk of an investment in Shares of the Fund with other investments, investors should keep in mind that certain other investments have very different risk characteristics than an investment in Shares of the Fund. For example, CDs may have fixed rates of return and may be insured for both principal and interest by the FDIC, while the Fund's returns will fluctuate and its share values and returns are not guaranteed. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. Government.

The Fund also may include in its advertisements data from the American Association of Retired Persons, American Banker, Barron's, Business Week,
Forbes, Fortune, Institutional Investor, Lipper Analytical Services, Inc., Money, Morningstar Mutual Funds, The New York Times, Smart Money, USA Today, U.S. News & World Report, The Wall Street Journal, Worth and other publications. In addition to performance information, general information about the Fund that appears in a publication, such as those mentioned above, may also be quoted or reproduced in advertisements or in reports to current or prospective Shareholders.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Fund does not issue share certificates. Instead, an account is established for each investor and all Shares purchased or received, including those obtained through reinvestment of distributions, are credited to such account on the books of the Fund.

Reference  is  made to the  materials  in the  Prospectus  under  the  captions,
"Overview of Industry Leaders(R) Fund Risk Return Summary: Who May Want to Invest in the Fund", "How You Can Invest With The Industry Leaders(R) Fund" and "How to Redeem Your Fund Shares", which describe the methods of purchase and redemption of the Fund's Shares. If you invest through an investment firm, financial adviser or agent, they may have their own service features, transaction charges and fees. This SAI and the accompanying Prospectus should be read in conjunction with such firms' material regarding their fees and services. If you wish to obtain a referral to an investment professional, please call the Fund toll-free at (866) 459-2772.

The NYSE is currently scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, or, when one of these holidays fall on a Saturday or Sunday, the preceding Friday or subsequent Monday. The closing schedule is subject to change.

When the NYSE is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to warrant such action, the Fund will determine its net asset value as of the daily NAV valuation time.

The Fund has elected to honor all redemption requests in cash.

Dealer Reallowances. The Fund does not pay dealer reallowances in connection with the distribution of Shares, except with respect to fees which may be paid in connection with the Class D Shares Shareholder Servicing Plan. See the Class D Prospectus, under the captions "Fees and Expenses of the Fund" and "Shareholder Services Arrangements" for detailed information.

                        TRUSTEES AND OFFICERS OF THE FUND

Overall responsibility for management of the Trust rests with the Board of Trustees, who are elected by the Shareholders of the Fund. The Fund is managed by the Trustees in accordance with the laws of the State of Delaware. There are currently 6 Trustees, 4 who are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The officers and Trustees of the Trust, addresses, and their business affiliations for the past five years are as follows

------------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF
                                                                  PORTFOLIOS
                                              TERM OF             IN FUND
                              POSITION(S)     OFFICE;             COMPLEX                                   OTHER
                              HELD WITH       LENGTH OF           OVERSEEN      PRINCIPAL OCCUPATION        DIRECTORSHIPS
NAME, ADDRESS AND AGE         THE TRUST       TIME SERVED         BY TRUSTEE    DURING PAST FIVE YEARS      HELD
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Seth H. Dubin, 70             Trustee,        Indefinite Term;    n/a,          Attorney Satterlee,
Satterlee, Stephens,          Member of       Since Inception     only one      Stephens, Burke & Burke
Burke & Burke                 Audit           of Fund 3/17/99     portfolio     (law firm)
230 Park Avenue               Committee                           in Fund
New York, NY 10169                                                Complex
------------------------------------------------------------------------------------------------------------------------------------
Robert Lichten, 63            Trustee         Indefinite Term;    n/a,          Co-Chairman Guggenheim      Non Executive, Deputy
Inter-Atlantic Group                          Since Inception     only one      Securities Holdings LLC     Chairman, Annuity and
712 Fifth Avenue,                             of Fund 3/17/99     portfolio     (1/02 to present)           Life Re (Holdings), Ltd.
22nd floor                                                        in Fund       (financial services)        (12/97 to present);
New York, NY 10019                                                Complex       Co-Chairman                 Director XL Capital
                                                                                Inter-Atlantic Capital      Assurance (Wholly owned
                                                                                Partners (1994 to 12/01)    subsidiary of XL Capital
                                                                                                            Bermuda (1/99 to pr
                                                                                                            Director, Magellan
                                                                                                            Bermuda (Re-insurer
                                                                                                            (10/96 to present)
                                                                                                            Co-Director,
                                                                                                            Inter-Atlantic Grou
                                                                                                            (1994 to present)
------------------------------------------------------------------------------------------------------------------------------------
Fred B. Tarter, 60            Trustee         Indefinite Term;    n/a,          President and CEO, The      Director, The Telephone
210 E. 39th Street                            Since Inception     only one      Lakeside Group of           Company LLC; Director,
New York, NY 10016                            of Fund 3/17/99     portfolio     Companies                   The Rainbow Group LLC
                                                                  in Fund                                   Chairman of the Board,
                                                                  Complex                                   Radio Free Europe
                                                                                                            Foundation
------------------------------------------------------------------------------------------------------------------------------------
Thomas Volpe, 67              Trustee,        Indefinite Term;    n/a,          Consultant, The             Director ,American
Babcock and Brown             Member of       Since Inception     only one      Interpublic Group of        Technical Ceramics;
230 Park Avenue,              Audit           of Fund 3/17/99     portfolio     Companies, Inc Senior       Director, Rent-A-Wreck
New York, NY  10169           Committee                           in Fund       Advisor, Babcock &          of America, Inc.
                                                                  Complex       Brown.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Mark S. Kaufmann, 70          Chairman of     Indefinite Term;    n/a,          Chairman, Kaufmann and
Kaufmann and Partners, LLC    Board of        Since Inception     only one      Partners LLC (financial
124 West 79th Street,         Trustees and    of Fund 3/17/99     portfolio     consulting); Senior
Suite 7A,                     Trustee                             in Fund       Vice  President, Chase
New York, NY 10024                                                Complex       Manhattan Corporation
                                                                                and Chase Manhattan
                                                                                Bank, N.A. (corporate
                                                                                development, 1973-96).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE INDUSTRY LEADERS(R) FUND
------------------------------------------------------------------------------------------------------------------------------------
Gerald P. Sullivan, 43        President,      Indefinite Term;    n/a,          Chief Investment Officer
PO Box 80                     Chief           Since Inception     only one      of Claremont Investment
Summit, NJ 07902-0080         Executive       of Fund 3/17/99     portfolio     PartnersR, L.L.C.
                              Officer                             in Fund
                                                                  Complex
------------------------------------------------------------------------------------------------------------------------------------
Travis L. Gering, 46          Secretary,      Indefinite Term;    n/a,          Attorney Partner, Wuersch
Wuersch & Gering LLP          General         Since Inception     only one      & Gering LLP (law firm).
11 Hanover Square,            Counsel         of Fund 3/17/99     portfolio
19th Floor                                                        in Fund
New York, New York 10005                                          Complex
------------------------------------------------------------------------------------------------------------------------------------

* The information in this column only relates to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

SHARE OWNERSHIP

The following table reflects Trustee's beneficial ownership of equity securities in the Fund as of December 31, 2002.

--------------------------------------------------------------------------------
                                                       Aggregate Dollar Range of
                                                       Equity Securities in All
                                                        Registered Investment
                             Dollar Range of Equity     Companies Overseen by
                             Securities in the Fund     Director in Family of
Name                         as of December 31, 2001     Investment Companies
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------
Mark S. Kaufmann              $50,000 to $100,000         $50,000 to $100,000
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
Seth H. Dubin                 $10,000 to $50,000          $10,000 to $50,000
--------------------------------------------------------------------------------
Robert Lichten                $10,000 to $50,000          $10,000 to $50,000
--------------------------------------------------------------------------------
Fred B. Tarter                $10,000 to $50,000          $10,000 to $50,000
--------------------------------------------------------------------------------
Thomas Volpe                  $10,000 to $50,000          $10,000 to $50,000
--------------------------------------------------------------------------------

Trustees of the Fund who are officers of the Adviser are not separately compensated for their services as Trustees of the Fund. As of June 3, 2003 the Adviser pays each of its non-officer Trustees a fee of $1,500 for attendance at each meeting (including phone meetings) and reimburses Trustees for expenses incurred for attendance at meetings. As noted below, all compensation paid to Trustees is paid by the Adviser and not from Trust assets.

The Trust does not provide pension or retirement benefits to Trustees or Trust officers.

The following table indicates the compensation each Trustee received from the Adviser on behalf of the Trust, in their capacity as a Trustee, for the fiscal year ending June 30, 2003.

--------------------------------------------------------------------------------------------------
                                                                                         Total
                                                    Pension or                        Compensation
                                                    Retirement        Estimated        From Fund
                                    Aggregate    Benefits Accrued      Annual           and Fund
                                  Compensation      as Part of      Benefits Upon     Complex Paid
Name, Position                      From Fund     Funds Expenses      Retirement      to Trustees*
--------------------------------------------------------------------------------------------------
Barry F. Sullivan                      $0               $0               $0                $0
CEO and Trustee
--------------------------------------------------------------------------------------------------
Gerald P. Sullivan                     $0               $0               $0                $0
President
--------------------------------------------------------------------------------------------------
Travis Gering                        $6,500                                              $6,500
Secretary
--------------------------------------------------------------------------------------------------
Mark S. Kaufmann                     $5,250             $0               $0              $5,250
Chairman, Board of Trustees
--------------------------------------------------------------------------------------------------
Seth H. Dubin**, Trustee             $6,500             $0               $0              $6,500
--------------------------------------------------------------------------------------------------
Robert Lichten, Trustee              $1,250             $0               $0              $1,250
--------------------------------------------------------------------------------------------------
Fred B. Tarter, Trustee              $5,250             $0               $0              $5,250
--------------------------------------------------------------------------------------------------
Thomas Volpe**, Trustee              $6,500             $0               $0              $6,500
--------------------------------------------------------------------------------------------------

* All compensation paid to Trustees is paid by the Adviser and not from Trust assets. For further information concerning payments of Trust expenses, see the applicable Prospectus under the caption, "Management of the Fund, and this Statement of Additional Information under the caption "Investment Management and Other Services."
** Member of Audit Committee

Trustees may be removed from office at any meeting of Shareholders by a vote of two-thirds of the outstanding Shares of the Trust. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

In addition to the foregoing compensation provided to Fund Trustees, the Trust provides elimination of Fund fees and minimum purchase thresholds for Trustees as a form of additional benefit to the Trustees. In addition to the foregoing waivers, third party dealers, brokers and/or financial Advisers, may, at their sole discretion, waive all or a portion of their fees derived from the Fund with respect to purchases of Fund Shares by persons affiliated and/or unaffiliated with the Fund.

                                 CODE OF ETHICS

The Fund and the Adviser have each adopted a Code of Ethics (the "Codes of Ethics") to comply with Rule 17j-1 under the Investment Company Act of 1940, as amended. These Codes of Ethics are designed to identify and prevent conflicts of interest and prevent fraud. The Codes of Ethics require initial, quarterly and annual reports by covered employees of all personal securities transactions and holdings. The Codes of Ethics also bar investments in private placements and initial public offerings by certain personnel of the Fund and the Adviser without pre-clearance. The Board of Trustees will review reports under the Codes of Ethics and receive certain certifications with respect to their administration. The procedures under the Adviser's Code of Ethics require pre-clearance of all non-exempt personal securities investments by persons who have access to certain sensitive investment information. Permission for any proposed transaction will be granted provided it is determined that such transaction would not negatively impact activity in client accounts. In the event that a client of Adviser's affiliates also owns such security, or it is proposed that such client purchase such security, available investments or opportunities for sales will be allocated in a manner deemed to be equitable by the Adviser. The Codes of Ethics are on file with and available from the SEC.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Fund's Adviser, Claremont Investment Partners(R), L.L.C. a Delaware limited liability company may be deemed to control the Fund. The Adviser is controlled by RoadHouse Capital LLC ("RoadHouse Capital"), a Delaware limited liability company, which is controlled by RoadHouse Group, L.L.C., a Delaware limited liability company controlled by Gerald P. Sullivan, CEO and President of the Fund Each of the Adviser, RoadHouse Capital and RoadHouse Group are located at 104 Summit Avenue - Box 80, Summit, New Jersey 07902-0080.

As of June 30, 2003, the owners of 5% or more of Fund shares were as follows:

--------------------------------------------------------------------------------
Class      Name and Address                                     Percentage Owned
--------------------------------------------------------------------------------
D&I        Donaldson Lufkin and Jenrette, Inc.                       66.2%
           (Beneficially for Barry F. Sullivan)
           277 Park Avenue
           New York, NY 10172
--------------------------------------------------------------------------------
L          Noble O. Carpenter, Jr.                                    7.4%
           Trustee for Noble O. III, Nicole A, Edward D.
           and Audrey A. Carpenter
           18 Hawthorne Road
           Bronxville, NY 10708
--------------------------------------------------------------------------------
L          Dr. Scott J. Sullivan, M.D.                                6.9%
           Trustee for Melissa A., Matthew A.
           and Michael B. Sullivan
           4 Dewart Road
           Greenwich, CT 06830
--------------------------------------------------------------------------------
L          Gerald P. Sullivan                                         5.6%
           Trustee for Margaret M., Allison J.
           and John A. Sullivan
           104 Summit Avenue - Box 80
           Summit, NJ 07902-0080
--------------------------------------------------------------------------------

As of June 30, 2003 the Officers and Trustees of the Fund as a group beneficially owned 10.1% of Fund shares.

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

The Fund and the Adviser have entered into an investment management agreement, initially dated January 20, 1999 (the "Management Agreement") pursuant to which the Adviser manages the Fund's investments in accordance with the Fund's investment objectives, strategies and policies, and advises and assists the Fund with respect to investment decisions. In addition, the Adviser also makes recommendations with respect to other aspects and affairs of the Fund. The Adviser also furnishes the Fund with certain administrative services, office space and equipment, and permits the Fund's officers and employees, including
Trustees, to serve in the capacities to which they are elected without additional compensation from the Fund. All expenses incurred in the operation of the Fund are borne by the Adviser, except for the advisory fee, the Shareholder Servicing fees, and certain brokerage commissions and SEC fees incurred in connection with the Fund's trading. For further information concerning fees payable by the Fund, see the applicable Prospectus under the caption, "Fees and Expenses of the Fund." For the fiscal years ended June 30, 2003, 2002 and 2001 the Fund paid the Adviser $_____, $25,205 and $23,452.00, respectively.

The Management Agreement continues in effect from year to year if specifically approved annually by a majority of the Board of Trustees who are not parties to such contract or "interested persons" of any such party. The Management Agreement was last approved by the Board of Trustees at a meeting held in December 4, 2002. The Management Agreement may be terminated without penalty by either party on 60 days' written notice and must terminate in the event of its assignment.

The Management Agreement provides that the Adviser is liable only for its acts or omissions caused by its willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its obligations under the Management Agreement. The Management Agreement permits the Adviser to render services to others and to engage in other activities.

As set forth above under the caption, "Control Persons and Principal Holders of Securities", the Adviser is controlled jointly through the Family Interests by Barry F. Sullivan, father to the Gerald P. Sullivan, and Gerald P. Sullivan, who serves as President and Chief Executive Officer of the Fund and of the Adviser. More detailed business information concerning the Adviser and Mr. Gerald P. Sullivan can be found in the applicable Prospectus under the caption, "Management of the Fund."

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Decisions to buy and sell securities for the Fund, and assignment of portfolio business and negotiation of commission rates, where applicable, are made by the Adviser. It is the Fund's policy to seek to obtain the best prices and execution of orders available, and, in doing so, the Fund will assign portfolio executions and negotiate transactions in accordance with the reliability and quality of a broker's services (including handling of execution of orders, research services the nature of which is the receipt of research reports, and related services) and the value of such services and expected contribution to the Fund's performance. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt and efficient execution of orders in an effective manner at the most favorable price. No principal transactions are effected with any companies affiliated with the Adviser.

Where commissions paid reflect services furnished to the Fund in addition to execution of orders, the Fund will stand ready to demonstrate that such services were bona fide and rendered for the benefit of the Fund. It is possible that certain of such services may have the effect of reducing the Adviser's expenses.

The Fund pays brokerage commissions and SEC fees on all portfolio securities transactions. For the fiscal years ended June 30, 2003, 2002 and 2001, the Fund paid total brokerage commissions of $[_____]. $5,944.45 and $16,166.61, respectively.

                               PORTFOLIO TURNOVER

There are no fixed limitations on the Fund's portfolio turnover rate. Portfolio turnover is a measure of the Fund's average buying and selling activity. The turnover rate is calculated by dividing (A) the lesser of purchases or sales of securities in the Fund's long portfolio for the fiscal year by (B) the monthly average of the value of portfolio securities owned by the portfolio during the fiscal year. The Adviser expects that Fund portfolio turnover rates will be relatively low. In periods of unusual market conditions, the Fund's investment strategy may result in result in higher than anticipated portfolio turnover rates, which would result in greater brokerage expenses.

                                  ADMINISTRATOR

The Fund has entered into an agreement with Claremont Investment Partners(R) L.L.C. (the "Administrator"), dated April 12, 2000 and amended September 17, 2001 (the "Administration Agreement"). Under the Administration Agreement, the Administrator will assist in the Fund's administration and operation, including providing statistical and research data, clerical services, internal compliance and various other administrative and executive services, participating in the updating of the Prospectus, coordinating the preparation, filing, printing and dissemination of reports to Shareholders, coordinating the preparation of income tax returns, arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder. The
Administrator assists in carrying out all operations of the Fund and coordinating with the Fund's other service providers, subject to the supervision of the Board (other than those performed by the Adviser under the Investment Adviser Agreement). Pursuant to the Administration Agreement, Class D Shares and Class I Shares each pay the Administrator a fee at the annual rate of 0.40% of the average daily net assets of the respective class calculated daily and payable monthly. Class L Shares pay the Administrator a fee at the annual rate of 0.08% of its average daily net assets calculated daily and payable monthly. Unless sooner terminated, the Administration Agreement continues in effect for a period of one year and may be renewed for one year periods thereafter, provided that such renewal is ratified by the Trustees or by vote of a majority of the outstanding Shares of the Fund, and in either case by a majority of Qualified Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by votes cast in person at a meeting called for such purpose. For the fiscal years ended June 30, 2003, 2002 and 2001, the Fund paid Administration Fees of $[______], $[______] and $[______], respectively.

                                 TRANSFER AGENT

The Fund has entered into a Transfer Agency Agreement with Mutual Shareholders Service LLC ("MSS") dated December 6, 2000, to provide the Fund with transfer agency services. MSS has agreed (1) to issue and redeem Shares of the Fund; (2) to address and mail such communications as instructed from time-to-time by the Trust to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders; (3) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (4) to maintain Shareholder accounts and certain sub-accounts; and
(5) to serve as the Fund's dividend disbursing agent and prepare and mail checks, place wire transfers of credit income and capital gain payments to Fund Shareholders. Under the agreement, the Adviser, on behalf of the Fund, pays to MSS a base fee of $11.50 per Fund account with a minimum fee of $9,300 per year. The Adviser, on behalf of the Fund, must also promptly pay out-of-pocket fees, as well as any additional fees and expenses for supplemental transactions and expenses incurred in connection with the agreement.

                            FUND ACCOUNTING SERVICES

The Fund has entered into a Fund Accounting Services Agreement with the Adviser, dated December 6, 2000, pursuant to which the Adviser provides certain fund accounting services to the Fund. Under the agreement, the Adviser will maintain all Fund books and records, perform daily accounting services and provide additional Fund reporting and record-keeping. The Adviser does not receive any separate compensation for providing these services.

                       SHAREHOLDER SERVICING ARRANGEMENTS

Payments made under the Shareholder Servicing Plan to Shareholder Servicing Agents (which may include the Adviser or its affiliates) are for administrative support services to customers who may from time to time beneficially own shares. These services may include: (1) aggregating and processing purchase and redemption requests for Shares from customers; (2) providing customers with a service that invests the assets of their accounts in Shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments on behalf of customers; (4) providing information periodically to customers showing their positions in Shares; (5) arranging for bank wires; (6) responding to customer inquiries; (7) if required by law, forwarding shareholder communications from us (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (8) forwarding to customers proxy statements and proxies containing any proposals which require a shareholder vote; and (9) providing such other similar services as may reasonably be requested to the extent the service provider is permitted to do so under applicable statutes, rules or regulations.

                                 FUND CUSTODIAN

UMB Bank, N.A., 928 Grand Blvd., 10th Floor, Kansas City, Missouri, serves as the Fund's custodian pursuant to an agreement with the Fund dated February 1,1999 (the "Custody Agreement"). Under the Custody Agreement, the Custodian (1) maintains a separate account or accounts in the name of the Fund; (2) makes receipts and disbursements of money on behalf of the Fund; (3) collects and receives all income and other payments and distributions on account of portfolio securities; and (4) responds to correspondence from security brokers and others relating to its duties. The Custodian may, with the approval of the Fund and at the Custodian's own expense, open and maintain a sub-custody account or accounts on behalf of the Fund, provided that the Custodian shall remain liable for the performance of all of its duties under the Custody Agreement. The initial Custody Agreement was approved by a majority of the Qualified Trustees and by the Board of Trustees as a whole, by vote cast in person at a meeting called for the purpose of considering the Custody Agreement. The Custody Agreement is subject to annual approval by the Board of Trustees as a whole and by a majority of the Qualified Trustees.

For custody services rendered to the Fund, the Adviser shall pay the Custodian an asset weighted fee of 1.00 basis point on the first $100,000,000, plus 0.75 basis point on the next $100,000,000, plus 0.50 basis point in excess of $200,000,000, provided, however, that such fees shall be subject to a $300 per month minimum per Fund portfolio. The Adviser shall also promptly pay out-of-pocket fees, as well as any additional fees and expenses for supplemental transactions and expenses incurred in connection with the Custody Agreement.

                                  FUND EXPENSES

Except for Investment Advisory fees, Administration and Shareholder Servicing fees, which are payable by Fund Shareholders as set forth in the applicable Prospectus under the caption "Fees and Expenses of the Fund", and brokerage commission and SEC transaction fees as described herein, the Adviser has assumed responsibility for the following expenses relating to the operation of the Fund: interest, taxes, expenses of issue, repurchase or redemption of Fund Shares, state notification and qualification fees, other costs of registering or qualifying Shares for sale (including printing costs, legal fees and other expenses relating to the preparation and filing of the Fund's registration statement with the appropriate regulatory authorities and the production and filing of the Fund's Prospectus); costs of insurance; association membership dues; all charges of custodians, including fees as custodian, escrow agent, and fees for keeping books and performing portfolio valuations; all charges of transfer agents, registrars, pricing services, fees and expenses of independent accountants and legal counsel; other advisory and administrative fees, expenses of preparing, printing and distributing Prospectus and all proxy materials, reports and notices to Shareholders; out-of-pocket expenses of Trustees and fees, costs and expenses related to meetings of the Trustees; fees of Trustees who are not officers of the Fund; costs of Shareholders' reports and meetings, other costs incident to the Fund's existence as a business trust and any extraordinary expenses incurred in the Fund's operation.

                           DESCRIPTION OF FUND SHARES

The Trust is a Delaware business trust that was formed on December 13, 1995. The Trust Instrument authorizes the Board to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust Instrument further authorizes the Board to divide or redivide any unissued Shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. On January 20, 1999, the Board of Trustees adopted a multi-class share plan under Rule 18f-3 under the 1940 Act, permitting the issuance of Shares in multiple classes. The Trust presently has three classes of Shares that represent interests in the Fund:

(1)  Class  D,  designed  to  be  sold   primarily  to  advised   investors  and
self-directed investors;

(2)  Class  I,  designed  to  be  sold   primarily  to  advised   investors  and
self-directed investors investing at least $50,000; and

(3) Class L, designed to be sold primarily to institutions investing at least $100,000.

The Fund may, in its discretion, sell Class L Shares to non-institutional investors who meet the minimum investment provided, however, that the Fund's officers may waive the initial and subsequent investment minimums for certain purchases when they deem it appropriate, including, but not limited to, purchases by Trustees of the Fund and the Adviser's officers, directors, employees and agents.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this SAI the Trust's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shares of the Fund are entitled to receive the assets available for distribution belonging to the Fund.

Shares of the Trust are entitled to one vote per share (with proportional voting for fractional Shares) on such matters as Shareholders are entitled to vote. Shareholders vote as a single class on all matters except (1) when required by the 1940 Act, Shares shall be voted by individual class, and (2) when the Trustees have determined that the matter affects only the interests of one or more classes, then only Shareholders of such class shall be entitled to vote thereon. There will normally be no meetings of Shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, at which time the Trustees then in office will call a Shareholders' meeting for the election of Trustees within 60 days. A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding Shares. Upon written request by ten or more Shareholders meeting the qualifications of Section 16(c) of the 1940 Act (i.e., persons who have been Shareholders for at least six months, and who hold Shares having a net asset value of at least $25,000 or constituting 1% of the outstanding Shares) stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting Shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each class affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a class will be required in connection with a matter, the class will be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are identical, or that the matter does not affect any interest of the class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a class only if approved by a majority of the outstanding Shares of such class. Rule 18f-2 also provides that the ratification of independent accountants, approval of principal underwriting contracts and election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to class.

                        SHAREHOLDER AND TRUSTEE LIABILITY

The Trust is organized as a Delaware business trust. The Delaware Business Trust Act provides that a Shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to Shareholders of Delaware corporations, and the Trust Instrument provides that Shareholders of the Trust shall not be liable for the obligations of the Trust. The Trust Instrument also provides for indemnification out of Trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Trust Instrument also provides that the Trust shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Therefore, it is unlikely that a Shareholder bears any significant risk of financial loss with respect to Shareholder liability. The Trust Instrument states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Fund or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties. The Trust Instrument also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

                ADDITIONAL DIVIDEND AND DISTRIBUTION INFORMATION

To the extent necessary for the Fund to obtain favorable federal tax treatment, the Fund distributes net investment income and net capital gains, if any, to Shareholders within each calendar year as well as on a fiscal year basis. The Fund intends to distribute any net investment income and any net realized capital gains at least annually.

The amount of the Fund's distributions may vary from time to time depending on the composition of the Fund's portfolio, dispositions of portfolio assets and expenses borne by the Fund.

The net income of the Fund, from the period of the immediately preceding determination thereof, shall consist primarily of dividend income, if any, and realized capital gains and losses on Fund's assets, less all expenses and liabilities of the Fund chargeable against income. To a lesser extent, net income will include any incidental interest income accrued on the portfolio assets during periods in which the Adviser has held cash for purposes of, but not limited to, anticipated redemptions and/or for reasons of minimizing brokers' commissions by grouping portfolio purchase orders and sales.

Expenses, including the compensation payable to the Adviser, are accrued each day. The expenses and liabilities of the Fund include those appropriately allocable to the Fund, as well as general expenses and liabilities of the Trust.

                                      TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its Shareholders which are not described in the Prospectus. This summary does not attempt to provide a detailed explanation of the tax treatment of the Fund or its Shareholders, and the discussions here and in the Prospectus are not intended as substitutes for legal and/or professional accounting advice with respect to tax planning. Prospective Shareholders are urged to consult their own tax professional prior to investing in the Fund.

SUBCHAPTER M. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its investment income (i.e., taxable interest, dividends, and other taxable ordinary income) and capital gain income (i.e., the excess of capital gains over capital losses) that it distributes to Shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year plus 90% of its net income from tax-exempt obligations (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore count towards the satisfaction of the Distribution Requirement. Since the Fund intends to distribute substantially all of its investment company taxable income and its net capital gain income in compliance with the Distribution Requirement, the Fund does not expect to be subject to income or excise taxes otherwise applicable to undistributed income of a regulated investment company.

DIVERSIFICATION. In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of securities (as to which the Fund has not invested more than 5% of the value of the Fund's total assets and which do not represent more than 10% of the outstanding voting securities of any issuer), cash and cash items, U.S. Government securities, and securities of other regulated investment companies. In addition, no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls (i.e., owns 20% or more of the total combined voting power of all classes of voting stock in the corporation) and which are engaged in the same or similar trades or businesses.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to Shareholders, and such distributions will be taxable to the Shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate Shareholders.

EXCISE TAX. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary income for such calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year. (For purposes of the excise tax, the Fund would be obligated to reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year.) The balance of such income must be distributed during the next calendar year. A regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. For the foregoing purposes, the Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should keep in mind that the Fund may, in certain circumstances, be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. A regulated investment company, in determining its investment company taxable income and net capital gain for any taxable year, may elect to carry over its capital losses for a period of eight taxable years succeeding the loss year.

TREATMENT OF CAPITAL GAINS. The Fund is taxable on the amount of its net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gains dividends only. The Fund must pay tax on its undistributed net capital gain at the maximum corporate income tax rate, currently 35%.

FUND DISTRIBUTIONS. Dividends from net investment income and distributions from short-term capital gains are taxable to Shareholders as ordinary income. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Dividend distributions represent dividends on stocks that the Fund receives. Such distributions are treated as dividends for federal income tax purposes. Such dividends paid by the Fund are expected to qualify for the 70% dividends-received deduction for corporate Shareholders to the extent discussed below.

The Fund may either retain or distribute to Shareholders its net long-term capital gain for each taxable year. The Fund currently intends to distribute all such amounts. Net long-term capital gain that is distributed and designated as a capital gain dividend will be taxable to Shareholders as long-term capital gain, regardless of the length of time the Shareholder has held his or her Fund Shares or whether such gain was recognized by the Fund prior to the date on which the Shareholder acquired his or her Shares.

DISTRIBUTION OF FOREIGN SOURCE INCOME. Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes that may be withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

Under certain circumstances, the Fund may elect to pass through to its Shareholders the right to take a credit or a deduction for foreign taxes. But because the Fund does not expect to have more than 50% of the value of its total assets at the close of its taxable year in the stock or securities of foreign corporations, the Fund anticipates that it will not elect to pass through to the Fund's Shareholders the amount of foreign taxes paid by the Fund.

The tax implications arising from distributions by the Fund will be as described above regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund. Shareholders receiving a distribution in the form of additional Shares will be treated as receiving a distribution in an amount equal to the fair market value of the Shares received, determined as of the reinvestment date.

Ordinarily, Shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to Shareholders of record on a specified date in such a month will be deemed to have been received by the Shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

If the net asset value at the time a Shareholder purchases shares of the Fund reflects undistributed net investment income, recognized net capital gain or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the Shareholder in the manner described above although such distributions economically constitute a return of capital.

Subject to holding period and other limitations, with respect to each taxable year, ordinary income dividends paid by the Fund are expected to qualify for the 70% dividends-received deduction generally available to corporations (other than corporations such as S corporations) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. Since an insignificant portion, if any, of the Fund's assets will be invested in stock of foreign corporations, the ordinary dividends distributed by the Fund generally are expected to qualify for the dividends-received deduction for corporate Shareholders.

ADDITIONAL WITHHOLDING REQUIREMENTS. The Fund will be required in certain cases to withhold and remit to the U.S. Treasury backup withholding taxes at the applicable rate on ordinary income dividends and capital gain dividends, and the proceeds of redemption of Shares, paid to any Shareholder who is subject to backup withholding.

SALE OR REDEMPTION OF SHARES. A Shareholder will recognize gain or loss on the sale or redemption of Shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the Shareholder's adjusted tax basis in the Shares. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of Shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the Shares were held for longer than one year. All or a portion of any loss so recognized may be disallowed if the Shareholder purchases other Shares of the Fund within 30 days before or after the sale or redemption. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

FOREIGN SHAREHOLDERS. Taxation of a Shareholder who, with respect to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such Shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to such foreign shareholder will be subject to U.S. withholding tax at the applicable rate (or lower applicable treaty rate) upon the gross amount of the dividend. Such foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of Shares of the Fund, capital gain dividends, and amounts retained by the Fund that are designated as undistributed capital gains.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations or as the case may be.

In the case of a foreign shareholder, other than a corporation, the Fund may be required to withhold back up withholding taxes at the applicable rate on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholder furnished the Fund with proper notification his foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are therefore urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

ADDITIONAL TAX CONSIDERATIONS. In addition to the federal income tax consequences described above relating to an investment in the Fund, there may be other federal, state, local or foreign tax considerations that depend upon the circumstances of each particular investor. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the information above, and any such changes or decisions may have a retroactive effect. Shareholders should maintain contact with their own tax professional concerning investment in the Fund.

                               PROXY VOTING POLICY

The Fund's policy is to vote its proxies in accordance with the recommendations of management. While proxy voting is an integral part of the investment management process in some circumstances, this is not the case where the strict discipline of a quantitative investment process is the paramount feature of the investment portfolio. Accordingly, it is the Strategy Model, in our view, that will maximize shareholder value for our shareholders and not the voting of proxies

                             OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS. McCurdy & Associates, CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, serve as independent accountants for the Fund. In addition to reporting annually on the Fund's financial statements, the Fund's accountants also review certain filings of the Fund with the Securities and Exchange Commission.

                             REGISTRATION STATEMENT

THE PROSPECTUS AND THIS SAI DO NOT CONSTITUTE AN OFFERING OF THE SECURITIES DESCRIBED IN THESE DOCUMENTS IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO SALESPERSON, DEALER, OR ANY OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THE PROSPECTUS AND THIS SAI.

This Statement of Additional Information and the Prospectus do not contain all the information included in the Registration Statement filed with the Commission under the 1933 Act with respect to the securities offered by the Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C.

Statements contained in this Statement of Additional Information and the Prospectus as to the contents of any contract or other document are not complete and, in each instance, reference is made to the copy of does not control

                            PART C. OTHER INFORMATION

ITEM 23.

          Exhibits
          --------

(a)(1)    Certificate of Trust.(1)

(a)(2)    Trust Instrument.(1)

(b)       By-laws.(1)

(c)       None.

(d)       Investment  Management  Agreement  dated  January  20, 1999 as amended
          September  17,  2001  between  Registrant  and  Claremont   Investment
          Partners(R), L.L.C.(2)

(e)       None.

(f)       None.

(g) Custody Agreement dated February 1, 1999 between Registrant and UMB Bank, N.A.(1)

(h)(1)    Shareholder Servicing Plan dated March 9, 2001 and Shareholder Service
          Agreement  dated  June  5,  2001  between   Registrant  and  Claremont
          Investment Partners(R), L.L.C.(2)

(h)(2)    Administrative  Services  Agreement  dated April 12, 2000,  as amended
          September 17, 2001, between Registrant and Claremont Investment Partners(R), L.L.C. (2)

(i)(1)    Opinion of Wuersch & Gering, LLP.(1)

(j)(1)    None

(j)(2)    None.

(k)       None.

(l)       Purchase  Agreement dated November 24, 1998 between the Registrant and
          Claremont  Investment   Partners(R),   L.L.C.,  in  consideration  for
          providing the initial capital.(1)

(m)       Rule 12b-1 Distribution Plan.(1)

(n) Rule 18f-3 Multi-Class Plan dated January 20, 1999 as amended September 17, 2001. (2)

(o)       None.

(p)(i)    Code of Ethics of Registrant.(3)

ITEM 24.

          Persons Controlled By or Under Common Control with Registrant
          -------------------------------------------------------------

None.

ITEM 25.

          Indemnification
          ---------------

Article X, Section 10.02 of the Registrant's Trust Instrument dated January 20, 1999 provides for indemnification as follows:

Section 10.02 INDEMNIFICATION

(a)
     Subject to the exceptions and limitations contained in Subsection 10.02(b):

     (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

     (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)
     No indemnification shall be provided hereunder to a Covered Person:

     (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

     (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a Person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person. Nothing contained herein shall affect any rights to indemnification to which Trust Personnel, other than Covered Persons, and other Persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii)( the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02.

ITEM 26.

          Business and Other Connections of Investment Adviser
          ----------------------------------------------------

               Claremont Investment Partners(R), L.L.C. provides advisory services to the Registrant. Claremont Investment Partners(R), L.L.C. engages in no business other than that of investment counseling for clients, including the Registrant. To the best of the Registrant's knowledge, during the past two fiscal years, the directors and officers have not been engaged in any other business, profession, vocation or employment of a substantial nature, whether for their own account or in the capacity of director, officer, employee, partner or trustee, except as follows:

               Barry F. Sullivan, a retired officer and director of the Registrant, has served as Vice-Chairman of Sithe Energies, Inc., a private energy resources firm located at 335 Madison Avenue, 28th Floor, New York, New York 10017.

ITEM 27.

          Principal Underwriters
          ----------------------

               Registrant has no principal underwriter.

ITEM 28.

          Location of Accounts and Records
          --------------------------------

               The accounts, books or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by Claremont Investment Partners(R), L.L.C., 104 Summit Avenue, Summit, New Jersey, 07901-0080, except for those accounts, books or other documents maintained by the Fund's Custodian.

ITEM 29.

          Management Services
          -------------------

               None.

ITEM 30.

          Undertakings
          ------------

               Not Applicable.

               NOTICE:


          A copy of Registrant's Certificate of Trust is on file with the Secretary of State of Delaware and notice is hereby given that this
Post-Effective Amendment to Registrant's Registration Statement has been executed on behalf of Registrant by officers of, and Trustees of, Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of Registrant individually but are binding only upon the assets and property of Registrant.

FOOTNOTES

1 Filed as an Exhibit to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed electronically on March 4, 1999, accession number 0001000579-99-000034 and incorporated herein by reference.
2 Filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A filed electronically on October 29, 2001, accession number 0000922423-01-500943 and incorporated herein by reference.
3 Filed as an Exhibit to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed electronically on October 30, 2000, accession number 0001010481-00-500008 and incorporated herein by reference.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Summit, and the State of New Jersey on this 2nd day of September, 2003.

                            THE INDUSTRY LEADERS FUND
                                  (Registrant)


                                                  By: /s/ Gerald P. Sullivan
                                                     -----------------------
                                                  Gerald P. Sullivan
                                                  President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                          Title                       Date
----------                         ------                      ----

/s/ Mark S. Kaufmann               Chairman of the             September 2, 2003
---------------------------        Board, Treasurer
Mark S. Kaufmann                   and Trustee

/s/ Seth H. Dubin                  Trustee                     September 2, 2003
---------------------------
Seth H. Dubin

/s/ Thomas J. Volpe                Trustee                     September 2, 2003
---------------------------
Thomas J. Volpe

/s/ Robert Lichten                 Trustee                     September 2, 2003
---------------------------
Robert Lichten

/s/ Fred B. Tartar                 Trustee                     September 2, 2003
---------------------------
Fred B. Tartar